Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets
Cash	$ 735,505	$ 602,182
Accounts receivable, net	685,496	1,698,719
Prepaid expenses and other current assets	11,700	46,396
Total Current Assets	1,432,701	2,347,297
Property and equipment (net of accumulated depreciation of $18,190 and $12,635, respectively)	15,873	21,428
Goodwill	1,352,865	1,352,865
Intangible assets (net of accumulated amortization of $4,706,473 and $3,355,922, respectively)	4,297,203	5,647,754
Other assets
Security deposits	0	9,000
Investment in corporate stock	0	91
Total Assets	7,098,642	9,378,435
Current Liabilities
Accounts payable	1,573,862	2,055,175
Accrued expenses	1,364,992	1,085,292
Notes payable	2,411,523	901,283
Total Current Liabilities	5,350,377	4,041,750
Long term portion convertible notes, net	2,700,000	2,450,000
Total Liabilities	8,050,377	6,491,750
Stockholders' Deficit
Common stock: 100,000,000 authorized; $0.0001 par value 3,670,086 and 2,803,685 shares issued and outstanding at September 30, 2021 and December 31, 2020	372	282
Treasury stock at $36 per share 37,500 and 37,500 shares outstanding at September 30, 2021 and December 31, 2020	(1,350,000)	(1,350,000)
Additional paid in capital	189,498,056	184,586,420
Accumulated deficit	(194,904,072)	(186,168,926)
Total Stockholders' Equity	(951,735)	2,886,685
Total Liabilities and Stockholders' Equity	7,098,642	9,378,435
AAA Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, Value, Issued	868,869	868,869
Preferred stock Series C [Member]
Stockholders' Deficit
Preferred Stock, Value, Issued	0	15,000
Preferred Stock Series E [Member]
Stockholders' Deficit
Preferred Stock, Value, Issued	$ 4,935,040	$ 4,935,040